Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Categories of Financial Instruments
a.	Categories of financial instruments

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets
FVTPL (Note 1)	$6,451.1	$569.8
Available-for-sale financial assets	71,891.3	98,248.5
Held-to-maturity financial assets	38,917.7	20,821.7
Hedging derivative financial assets	5.6	34.4
Loans and receivables (Note 2)	673,592.9	684,416.6

	$790,858.6	$804,091.0

Financial liabilities
FVTPL (Note 1)	$191.1	$26.7
Hedging derivative financial liabilities	—	15.6
Amortized cost (Note 3)	387,046.2	340,501.2

	$387,237.3	$340,543.5

Note 1:	Including held for trading and designated as at FVTPL.
Note 2:	Including cash and cash equivalents, notes and accounts receivable (including related parties), other receivables and refundable deposits.
Note 3:	Including short-term loans, accounts payable (including related parties), payables to contractors and equipment suppliers, accrued expenses and other current liabilities, bonds payable, long-term bank loans, and guarantee deposits.

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments, Including Principal and Interest

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments, including principal and interest.

	Less Than 1 Year	2-3 Years	4-5 Years	5+ Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
December 31, 2016

Non-derivative financial liabilities
Short-term loans	$57,974.6	$—	$—	$—	$57,974.6
Accounts payable (including related parties)	27,324.5	—	—	—	27,324.5
Payables to contractors and equipment suppliers	63,154.5	—	—	—	63,154.5
Accrued expenses and other current liabilities	20,713.3	—	—	—	20,713.3
Bonds payable	40,669.5	99,161.5	35,340.7	22,979.4	198,151.1
Long-term bank loans	10.5	20.1	2.5	—	33.1
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	12,000.2	13,060.5	1,609.9	—	26,670.6

	221,847.1	112,242.1	36,953.1	22,979.4	394,021.7

Derivative financial instruments
Forward exchange contracts
Outflows	40,571.8	—	—	—	40,571.8
Inflows	(40,586.3)	—	—	—	(40,586.3)

	(14.5)	—	—	—	(14.5)

Cross currency swap contracts
Outflows	5,478.0	—	—	—	5,478.0
Inflows	(5,487.6)	—	—	—	(5,487.6)

	(9.6)	—	—	—	(9.6)

	$221,823.0	$112,242.1	$36,953.1	$22,979.4	$393,997.6

December 31, 2017

Non-derivative financial liabilities
Short-term loans	$63,802.0	$—	$—	$—	$63,802.0
Accounts payable (including related parties)	30,069.2	—	—	—	30,069.2
Payables to contractors and equipment suppliers	55,723.8	—	—	—	55,723.8
Accrued expenses and other current liabilities	24,659.7	—	—	—	24,659.7
Bonds payable	60,176.8	68,378.8	7,777.7	18,203.6	154,536.9
Guarantee deposits (including those classified under accrued expenses and other current liabilities)	8,493.8	7,503.1	83.7	—	16,080.6

	242,925.3	75,881.9	7,861.4	18,203.6	344,872.2

Derivative financial instruments
Forward exchange contracts
Outflows	67,393.5	—	—	—	67,393.5
Inflows	(67,957.9)	—	—	—	(67,957.9)

	(564.4)	—	—	—	(564.4)

	$242,360.9	$75,881.9	$7,861.4	$18,203.6	$344,307.8

Not measured at fair value but for which the fair value is disclosed [member]
Fair Value of Financial Instruments

Except as detailed in the following table, the Company considers that the carrying amounts of financial instruments in the consolidated financial statements that are not measured at fair value approximate their fair values.

	December 31, 2016		December 31, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets
Held-to-maturity financial assets
Corporate bonds	$23,849.7	$23,996.4	$19,338.8	$19,541.4
Structured product	1,609.9	1,609.7	1,482.9	1,475.4
Commercial paper	8,628.2	8,630.8	—	—
Negotiable certificate of deposit	4,829.9	4,847.8	—	—

Financial liabilities
Measured at amortized cost
Bonds payable	191,193.6	192,845.3	150,201.1	152,077.7

Fair value hierarchy

The table below sets out the fair value hierarchy for the Company’s assets and liabilities which are not required to measure at fair value:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets
Held-to-maturity securities
Corporate bonds	$—	$23,996.4	$—	$23,996.4
Commercial paper	—	8,630.8	—	8,630.8
Negotiable certificate of deposit	—	4,847.8	—	4,847.8
Structured product	—	1,609.7	—	1,609.7

	$—	$39,084.7	$—	$39,084.7

Financial liabilities
Measured at amortized cost
Bonds payable	$—	$192,845.3	$—	$192,845.3

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets
Held-to-maturity securities
Corporate bonds	$—	$19,541.4	$—	$19,541.4
Structured product	—	1,475.4	—	1,475.4

	$—	$21,016.8	$—	$21,016.8

Financial liabilities
Measured at amortized cost
Bonds payable	$—	$152,077.7	$—	$152,077.7

Measured at fair value on a recurring basis [member]
Fair Value of Financial Instruments

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis:

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Held for trading
Forward exchange contracts	$—	$142.4	$—	$142.4
Cross currency swap contracts	—	11.0	—	11.0
Designated as at FVTPL
Time deposit	—	6,297.7	—	6,297.7

	$—	$6,451.1	$—	$6,451.1

Available-for-sale financial assets
Corporate bonds	$—	$29,999.5	$—	$29,999.5
Agency bonds/Agency mortgage-backed securities	—	14,880.5	—	14,880.5
Asset-backed securities	—	11,254.7	—	11,254.7
Government bonds	8,347.0	110.4	—	8,457.4
Publicly traded stocks	3,196.7	—	—	3,196.7

	$11,543.7	$56,245.1	$—	$67,788.8

Hedging derivative financial assets
Fair value hedges
Interest rate futures contracts	$5.6	$—	$—	$5.6

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$91.6	$—	$91.6
Designated as at FVTPL
Forward exchange contracts	—	99.5	—	99.5

	$—	$191.1	$—	$191.1

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Financial assets at FVTPL
Held for trading
Forward exchange contracts	$—	$569.8	$—	$569.8

Available-for-sale financial assets
Corporate bonds	$—	$40,165.2	$—	$40,165.2
Agency bonds/Agency mortgage-backed securities	—	29,235.4	—	29,235.4
Asset-backed securities	—	13,459.5	—	13,459.5
Government bonds	7,716.0	101.7	—	7,817.7
Publicly traded stocks	2,548.1	—	—	2,548.1
Commercial paper	—	148.3	—	148.3

	$10,264.1	$83,110.1	$—	$93,374.2

Hedging derivative financial assets
Fair value hedges
Interest rate futures contracts	$27.0	$—	$—	$27.0
Cash flow hedges
Forward exchange contracts	—	7.4	—	7.4

	$27.0	$7.4	$—	$34.4

Financial liabilities at FVTPL
Held for trading
Forward exchange contracts	$—	$26.7	$—	$26.7

Hedging derivative financial liabilities
Cash flow hedges
Forward exchange contracts	$—	$15.6	$—	$15.6